Share Capital - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2024 alternative_energy_credit $ / shares
$10.01 to $20.00 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,226,780
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	837,707
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
$10.01 to $20.00 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 10.01
$10.01 to $20.00 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 20.00
$20.01 to $25.35 CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	507,827
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	66,838
Weighted average remaining contractual life of outstanding share options	4 years 7 months 6 days
$20.01 to $25.35 CAD | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 20.01
$20.01 to $25.35 CAD | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 25.35
$19.07 CAD ($13.25 USD)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options (in shares) | alternative_energy_credit	1,734,607
Vested and Exercisable Number of Stock Options (in shares) | alternative_energy_credit	904,545
Weighted average remaining contractual life of outstanding share options	3 years 3 months 29 days
$19.07 CAD ($13.25 USD) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 19.07
$19.07 CAD ($13.25 USD) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Exercise Price (in dollars per share) | $ / shares	$ 13.25